GENERAL - Schedule of ownership percentage of subsidiaries (Details) - Subsidiary	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries
Number of wholly-owned subsidiaries by which Company is primarily operated	4
Israeli subsidiary
Subsidiaries
Holding percentage	100.00%	100.00%
Satixfy UK
Subsidiaries
Holding percentage	100.00%	100.00%
Satixfy Bulgaria
Subsidiaries
Holding percentage	100.00%	100.00%
Satixfy US LLC
Subsidiaries
Holding percentage	100.00%	100.00%
Endurance Acquisition Corporation
Subsidiaries
Holding percentage	100.00%	100.00%